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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2011

Check here if Amendment [ ]; Amendment Number:
                                               --------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Adams Street Partners, LLC
Address: One North Wacker Drive, Suite 2200
         Chicago, IL 60606-2823

Form 13F File Number: 28-12754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sara A. Robinson
Title: Vice President
Phone: 312-553-8486

Signature, Place, and Date of Signing:

/s/ Sara A. Robinson   Chicago, Illinois   08/15/2011
--------------------   -----------------   ----------
[Signature]            [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: $50,036
                                        -----------
                                        (thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

          COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
----------------------------  --------  ---------  --------  ------------------  ----------  --------  ---------------------
                                                                                                          VOTING AUTHORITY
          NAME OF             TITLE OF               VALUE   SHRS OR  SH/  PUT/  INVESTMENT    OTHER   ---------------------
           ISSUER              CLASS      CUSIP    [x$1000]  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
----------------------------  --------  ---------  --------  -------  ---  ----  ----------  --------  -------  ------  ----
ALIMERA SCEINCES INC          COMM STK  016259103       235    28809  SH         SOLE                    28809       0     0
AUXILIUM PHARMACEUTICALS INC  COMM STK  05334D107       249    12701  SH         SOLE                    12701       0     0
CALIX INC                     COMM STK  13100M509       402    19295  SH         SOLE                    19295       0     0
CONVIO INC                    COMM STK  21257W105     12210  1129551  SH         SOLE                  1129551       0     0
FINANCIAL ENGINES INC         COMM STK  317485100       690    26611  SH         SOLE                    26611       0     0
INTERMUNE INC                 COMM STK  45884X103      1163    32445  SH         SOLE                    32445       0     0
JAZZ PHARMACEUTICALS INC      COMM STK  472147107     18196   545598  SH         SOLE                   545598       0     0
MAXLINEAR INC                 CL A      57776J100        91    10549  SH         SOLE                    10549       0     0
QUINSTREET INC                COMM STK  74874Q100      2726   210000  SH         SOLE                   210000       0     0
MAGICJACK VOCALTEC LTD        SHS       M6787E101     14074   571430  SH         SOLE                   571430       0     0